Pension and Other Postretirement Benefits (Schedule of Projected and Changes in Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of period	$ 167	$ 171
Service cost	0	0	$ 1
Interest cost	6	6	7
Actuarial loss	4	7
Benefits paid	(13)	(15)
Foreign currency translation	4	(2)
Benefit obligations at end of period	168	167	171
U.S. Plans | Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of period	1,482	1,501
Service cost	14	14	14
Interest cost	50	50	63
Plan participants’ contributions	0	0
Amendments	4	3
Settlements	0	(39)
Actuarial loss	51	54
Benefits paid	(102)	(101)
Foreign currency translation	0	0
Benefit obligations at end of period	1,499	1,482	1,501
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	1,156	1,190
Actual return on plan assets	162	65
Employer contributions	4	41
Plan participants' contributions	0	0
Settlements	0	(39)
Benefits paid	(102)	(101)
Foreign currency translation	0	0
Balance at end of period	1,220	1,156	1,190
Funded Status	(279)	(326)
Accumulated benefit obligations at end of period	1,445	1,446
Non-U.S. Plans | Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of period	3,283	3,493
Service cost	22	21	24
Interest cost	75	101	127
Plan participants’ contributions	3	3
Amendments	0	0
Settlements	(7)	0
Actuarial loss	39	382
Benefits paid	(214)	(172)
Foreign currency translation	306	(545)
Benefit obligations at end of period	3,507	3,283	3,493
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	3,152	3,169
Actual return on plan assets	134	611
Employer contributions	290	62
Plan participants' contributions	3	3
Settlements	(7)	0
Benefits paid	(214)	(172)
Foreign currency translation	307	(521)
Balance at end of period	3,665	3,152	$ 3,169
Funded Status	158	(131)
Accumulated benefit obligations at end of period	$ 3,418	$ 3,191